Consolidated Balance Sheets (Annual) (Parenthetical) - $ / shares	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	900,000,000	900,000,000	900,000,000
Common stock, issued	2,719,310	2,178,766	417,059
Common stock, outstanding	2,719,310	2,178,766	417,059